Financial risk management (Details) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)
Financial risk management
Book value	£ 3,153	£ 3,574
Bond debt
Financial risk management
Fair market value	2,959	2,826
Book value	2,943	2,987
$700m term loan
Financial risk management
Notional amount of debt | $			$ 700
Liquidity Risk
Financial risk management
Required headroom of unrestricted cash and available committed facilities	£ 600
Minimum period for which Treasury Committee manages financing requirements and associated headroom	12 months
Unrestricted cash	£ 818
Combined headroom	£ 1,603	1,694
Advance period for financing debt maturities	12 months
Liquidity Risk | Revolving credit facility
Financial risk management
Available commitments	£ 785		$ 1,000
Liquidity Risk | Bond debt | Less than 1 year
Financial risk management
Notional amount of debt | €				€ 400
Liquidity Risk | €400m bond, €500m bond, €600m bond
Financial risk management
Increase in coupon payable percentage, in the event that the Group is downgraded to BB+ or below	1.25%
Period for redemption of bonds	120 days
Credit risk | Below A-
Financial risk management
Balances with banks	£ 16	36
Credit risk | Below A- | Single bank
Financial risk management
Balances with banks	£ 1	£ 14
Foreign exchange risk
Financial risk management
Foreign currencies as a percentage of Group's operating profit	110.00%
Threshold amount of foreign currencies exposure covered by foreign exchange derivatives	£ 10
Percentage of movement in risk assumption	10.00%		10.00%	10.00%
Foreign exchange risk | US dollar
Financial risk management
Foreign currencies as a percentage of Group's operating profit	62.00%
Percentage of net debt	74.00%	66.00%
Percentage of movement in risk assumption	10.00%		10.00%	10.00%
Increase (decrease) in operating profit due to reasonably possible movement in risk assumption	£ 35	£ 25
Decrease (increase) in interest payable due to reasonably possible movement in risk assumption	12	3
Increase (decrease) in other comprehensive income due to reasonably possible movement in risk assumption	349	377
Increase (decrease) in other comprehensive income due to reasonably possible movement in risk assumption, offsetting impact of net investment hedging	£ 182	£ 210
Foreign exchange risk | Euro
Financial risk management
Foreign currencies as a percentage of Group's operating profit	29.00%
Percentage of net debt	28.00%	23.00%
Percentage of movement in risk assumption	10.00%		10.00%	10.00%
Increase (decrease) in operating profit due to reasonably possible movement in risk assumption	£ 16	£ 15
Decrease (increase) in interest payable due to reasonably possible movement in risk assumption	5	3
Increase (decrease) in other comprehensive income due to reasonably possible movement in risk assumption	17	0
Increase (decrease) in other comprehensive income due to reasonably possible movement in risk assumption, offsetting impact of net investment hedging	£ 27	£ 46
Foreign exchange risk | Other currencies
Financial risk management
Percentage of net debt	(2.00%)	11.00%
Interest rate risk
Financial risk management
Percentage of estimated future interest rate exposures (excluding pensions) to be fixed	50.00%
Minimum period for which estimated future interest rate exposures are to be fixed	12 months
Interest rate risk | US dollar
Financial risk management
Percentage of movement in risk assumption	1.00%		1.00%	1.00%
Income statement impact due to reasonably possible increase in designated risk component	£ 6	£ 6
Interest rate risk | Euro
Financial risk management
Percentage of movement in risk assumption	1.00%		1.00%	1.00%
Increase (decrease) in market value of the Group's bond liabilities due to reasonably possible increase in designated risk component	£ (86)	(128)
Income statement impact due to reasonably possible increase in designated risk component	£ 0
Interest rate risk | Pound sterling
Financial risk management
Percentage of movement in risk assumption	1.00%		1.00%	1.00%
Increase (decrease) in market value of the Group's bond liabilities due to reasonably possible increase in designated risk component	£ (26)	(34)
Income statement impact due to reasonably possible increase in designated risk component	0	0
Interest rate risk | Bond debt
Financial risk management
Fair market value	2,959	2,826
Book value	£ 2,943	£ 2,987
Interest rate risk | $700m term loan | US dollar
Financial risk management
Percentage of term loan hedged	50.00%	0.00%